Property and Equipment (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 45.7		$ 45.7		$ 34.5
Less: accumulated depreciation	(17.3)		(17.3)		(11.2)
Property and equipment, net	28.4		28.4		23.3
Depreciation expense	2.4	$ 1.8	6.4	$ 4.2
DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					34.5	$ 15.4
Less: accumulated depreciation					(11.2)	(5.8)
Property and equipment, net					23.3	9.6
Depreciation expense					6.1	2.6
Computer equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	6.4		6.4		4.1
Computer equipment | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4.1	1.9
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5.3		5.3		4.8
Furniture and fixtures | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					4.8	1.2
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	7.0		7.0		5.0
Leasehold improvements | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					5.0	2.0
Internal use developed software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	25.1		25.1		19.7
Internal use developed software | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					19.7	10.3
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1.9		$ 1.9		0.9
Construction in progress | DiscoverOrg Holdings
Property, Plant and Equipment [Line Items]
Property and equipment, gross					$ 0.9	$ 0.0